Portfolio of Investments
Wanger USA, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.1%
Issuer	Shares	Value ($)
Consumer Discretionary 20.1%
Auto Components 3.0%
Dorman Products, Inc.(a)	84,425	7,992,515
LCI Industries	53,000	7,135,390
Visteon Corp.(a)	61,750	5,828,582
Total		20,956,487
Diversified Consumer Services 1.0%
Bright Horizons Family Solutions, Inc.(a)	50,400	7,026,768
Hotels, Restaurants & Leisure 8.3%
Choice Hotels International, Inc.	53,704	6,786,574
Churchill Downs, Inc.	52,122	12,513,450
Planet Fitness, Inc., Class A(a)	227,205	17,846,953
Wendy’s Co. (The)	283,500	6,146,280
Wingstop, Inc.	86,925	14,249,615
Total		57,542,872
Household Durables 1.8%
Skyline Champion Corp.(a)	205,895	12,366,054
Internet & Direct Marketing Retail 1.0%
Poshmark, Inc., Class A(a),(b)	281,660	6,692,242
Leisure Products 0.9%
Brunswick Corp.	69,423	6,613,929
Specialty Retail 4.1%
Boot Barn Holdings, Inc.(a)	97,612	8,674,779
Five Below, Inc.(a)	69,188	12,233,130
Vroom, Inc.(a),(b)	361,544	7,979,276
Total		28,887,185
Total Consumer Discretionary		140,085,537
Consumer Staples 2.7%
Food & Staples Retailing 1.8%
BJ’s Wholesale Club Holdings, Inc.(a)	222,083	12,196,798
Household Products 0.9%
WD-40 Co.	27,914	6,461,533
Total Consumer Staples		18,658,331
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.7%
Oil, Gas & Consumable Fuels 0.7%
Matador Resources Co.	122,426	4,657,085
Total Energy		4,657,085
Financials 7.5%
Banks 1.1%
Lakeland Financial Corp.	107,624	7,667,134
Capital Markets 6.4%
Foresight Acquisition Corp.(a)	999,623	10,131,179
GCM Grosvenor, Inc., Class A(b)	893,975	10,298,592
Hamilton Lane, Inc., Class A	88,673	7,521,244
Houlihan Lokey, Inc., Class A	91,308	8,409,467
Open Lending Corp., Class A(a)	230,525	8,315,036
Total		44,675,518
Total Financials		52,342,652
Health Care 27.0%
Biotechnology 9.8%
Anika Therapeutics, Inc.(a)	189,907	8,082,442
Arcus Biosciences, Inc.(a)	207,544	7,237,059
CRISPR Therapeutics AG(a)	29,869	3,343,237
Fate Therapeutics, Inc.(a)	158,462	9,392,043
Insmed, Inc.(a)	313,998	8,647,505
Intellia Therapeutics, Inc.(a)	31,575	4,235,786
Iovance Biotherapeutics, Inc.(a)	95,700	2,359,962
Kura Oncology, Inc.(a)	356,018	6,668,217
Mirati Therapeutics, Inc.(a)	55,556	9,828,412
Natera, Inc.(a)	75,101	8,369,256
Total		68,163,919
Health Care Equipment & Supplies 1.3%
Glaukos Corp.(a)	69,775	3,361,062
Globus Medical, Inc., Class A(a)	75,967	5,820,591
Total		9,181,653
Wanger USA | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Wanger USA, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 5.5%
Amedisys, Inc.(a)	86,200	12,852,420
Chemed Corp.	30,113	14,006,159
Encompass Health Corp.	39,950	2,997,848
National Research Corp., Class A	202,640	8,545,329
Total		38,401,756
Health Care Technology 1.7%
Doximity, Inc., Class A(a),(b)	76,935	6,208,654
Schrodinger, Inc.(a)	104,035	5,688,634
Total		11,897,288
Life Sciences Tools & Services 8.0%
Bio-Techne Corp.	11,920	5,776,074
Codexis, Inc.(a)	311,925	7,255,376
NanoString Technologies, Inc.(a)	120,759	5,797,640
NeoGenomics, Inc.(a)	156,500	7,549,560
Pacific Biosciences of California, Inc.(a)	357,775	9,141,151
Repligen Corp.(a)	71,358	20,621,748
Total		56,141,549
Pharmaceuticals 0.7%
Nuvation Bio, Inc.(a),(b)	502,000	4,989,880
Total Health Care		188,776,045
Industrials 15.8%
Aerospace & Defense 0.7%
Curtiss-Wright Corp.	39,298	4,958,622
Electrical Equipment 6.5%
Atkor, Inc.(a)	154,139	13,397,762
Plug Power, Inc.(a)	346,675	8,854,080
Shoals Technologies Group, Inc., Class A(a)	432,815	12,066,882
Sunrun, Inc.(a)	248,380	10,928,720
Total		45,247,444
Machinery 2.1%
ITT, Inc.	90,302	7,751,524
Watts Water Technologies, Inc., Class A	41,450	6,967,330
Total		14,718,854
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.3%
Exponent, Inc.	78,272	8,856,477
ICF International, Inc.	82,960	7,407,498
Total		16,263,975
Road & Rail 1.1%
Saia, Inc.(a)	30,988	7,376,074
Trading Companies & Distributors 3.1%
SiteOne Landscape Supply, Inc.(a)	109,252	21,792,496
Total Industrials		110,357,465
Information Technology 18.9%
Communications Equipment 1.3%
Calix, Inc.(a)	181,699	8,981,381
Electronic Equipment, Instruments & Components 1.8%
Advanced Energy Industries, Inc.	56,822	4,986,131
Badger Meter, Inc.	74,708	7,555,967
Total		12,542,098
IT Services 2.4%
Endava PLC, ADR(a)	123,799	16,818,094
Software 13.4%
Avalara, Inc.(a)	68,610	11,990,970
Blackline, Inc.(a)	183,589	21,674,517
Elastic NV(a)	75,014	11,176,336
Five9, Inc.(a)	21,950	3,506,293
j2 Global, Inc.(a)	89,625	12,244,567
Manhattan Associates, Inc.(a)	40,499	6,197,562
Mimecast Ltd.(a)	80,329	5,108,924
Olo, Inc., Class A(a)	331,594	9,957,768
Sprout Social, Inc., Class A(a)	39,245	4,785,928
Voyager Digital Ltd.(a)	674,428	6,789,008
Total		93,431,873
Total Information Technology		131,773,446
Materials 1.2%
Chemicals 1.2%
Avient Corp.	190,147	8,813,313
Total Materials		8,813,313

2	Wanger USA | Quarterly Report 2021

Portfolio of Investments   (continued)
Wanger USA, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.2%
Real Estate Management & Development 2.2%
Colliers International Group, Inc.	75,000	9,578,250
FirstService Corp.	30,840	5,566,003
Total		15,144,253
Total Real Estate		15,144,253
Total Common Stocks (Cost $516,867,160)		670,608,127

Limited Partnerships 1.4%

Consumer Discretionary 1.4%
Hotels, Restaurants & Leisure 1.4%
Cedar Fair LP(a)	205,960	9,552,425
Total Consumer Discretionary		9,552,425
Total Limited Partnerships (Cost $6,988,800)		9,552,425

Securities Lending Collateral 2.9%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.030%(c),(d)	19,952,000	19,952,000
Total Securities Lending Collateral (Cost $19,952,000)		19,952,000

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(c),(e)	17,562,870	17,561,114
Total Money Market Funds (Cost $17,560,884)		17,561,114
Total Investments in Securities (Cost: $561,368,844)		717,673,666
Obligation to Return Collateral for Securities Loaned		(19,952,000)
Other Assets & Liabilities, Net		(118,881)
Net Assets		697,602,785

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at September 30, 2021. The total market value of securities on loan at September 30, 2021 was $19,182,071.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	3,273,726	231,379,565	(217,091,531)	(646)	17,561,114	646	8,727	17,562,870
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Wanger USA | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7064_12_L01_(11/21)